Subsequent Events	6 Months Ended
Jun. 30, 2019
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Subsequent Events

Note 17: Subsequent events

On August 7, 2019, the Company announced the submission of its BLA to the FDA for Viaskin® Peanut for the treatment of peanut-allergic children ages 4 to 11 years.

The Company evaluated subsequent events that occurred after June 30, 2019 through the date of approval of the unaudited condensed consolidated financial statements by the Board of Directors and determined that there are no other significant events that require adjustments or disclosure in such unaudited condensed consolidated financial statements.